Debt	12 Months Ended
Dec. 31, 2024
Debt
Debt

21 Debt

Accounting policy

Borrowings are recorded initially at fair value and subsequently carried at amortised cost, other than fixed rate borrowings in designated hedging relationships for which the carrying amount of the hedged portion of the borrowings is subsequently adjusted for the gain or loss attributable to the hedged risk. When the related derivative in such a hedging relationship expires, is sold or terminated, or no longer qualifies for hedge accounting, the cumulative change in fair value of the hedged borrowing is amortised in the income statement over the period to maturity of the borrowing using the effective interest method.

21 Debt (continued)

	2023			2024
	Falling due within 1 year GBPm	Falling due in more than 1 year GBPm	Total GBPm	Falling due within 1 year GBPm	Falling due in more than 1 year GBPm	Total GBPm
Financial liabilities measured at amortised cost:
Short-term bank loans, overdrafts and commercial paper	220	-	220	762	-	762
Term debt	606	2,940	3,546	-	3,551	3,551
Lease liabilities	57	84	141	38	65	103
Term debt in fair value hedging relationships	430	2,041	2,471	492	1,516	2,008
Term debt previously in fair value hedging relationships	-	119	119	120	-	120
Total	1,313	5,184	6,497	1,412	5,132	6,544

The total fair value of financial liabilities measured at amortised cost (excluding lease liabilities) is £4,193m (2023: £3,610m). The total fair value of term debt in fair value hedging relationships is £2,068m (2023: £2,576m). The total fair value of term debt previously in fair value hedging relationships is £121m (2023: £122m).

RELX PLC has given guarantees in respect of certain long-term and short-term borrowings issued by subsidiaries. Included within term debt above are debt securities issued by RELX Capital Inc., a 100% indirectly owned finance subsidiary of RELX PLC, which have been registered with the US Securities and Exchange Commission. RELX PLC has fully and unconditionally guaranteed these securities, which are not guaranteed by any other subsidiary of RELX PLC.

Analysis by year of repayment

	2023				2024
	Short-term bank loans, overdrafts and commercial paper GBPm	Term debt GBPm	Lease liabilities GBPm	Total GBPm	Short-term bank loans, overdrafts and commercial paper GBPm	Term debt GBPm	Lease liabilities GBPm	Total GBPm
Within 1 year	220	1,036	57	1,313	762	612	38	1,412
Within 1 to 2 years	-	620	19	639	-	619	13	632
Within 2 to 3 years	-	647	18	665	-	412	12	424
Within 3 to 4 years	-	432	17	449	-	658	12	670
Within 4 to 5 years	-	689	9	698	-	753	9	762
After 5 years	-	2,712	21	2,733	-	2,625	19	2,644
After 1 year	-	5,100	84	5,184	-	5,067	65	5,132
Total	220	6,136	141	6,497	762	5,679	103	6,544

Short-term bank loans, overdrafts and commercial paper were backed up at 31 December 2024 by a $3.0bn (£2.4bn) committed bank facility maturing in 2027. The committed bank facility was undrawn as at 31 December 2024 (2023: undrawn).

In March 2024, €850m of euro denominated term debt was issued with a coupon of 3.375% and a maturity of nine years.

Analysis by currency

	2023				2024
	Short-term bank loans, overdrafts and commercial paper GBPm	Term debt GBPm	Lease liabilities GBPm	Total GBPm	Short-term bank loans, overdrafts and commercial paper GBPm	Term debt GBPm	Lease liabilities GBPm	Total GBPm
US dollar	188	2,234	37	2,459	446	2,246	21	2,713
Pound sterling	-	-	29	29	8	-	30	38
Euro	24	3,902	47	3,973	295	3,433	29	3,757
Other currencies	8	-	28	36	13	-	23	36
Total	220	6,136	141	6,497	762	5,679	103	6,544

Included in the US dollar amounts for term debt above is £493m (2023: £501m) of debt denominated in euros (€600m) (2023: €600m) that was swapped into US dollars on issuance and against which there are related derivative financial instruments, which, as at 31 December 2024, had a fair value of £42m (2023: £23m).